Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [2]	Jul. 31, 2026
American Funds Tax-Exempt Fund of New York® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Average Annual Return, Percent	[1]	2.26%	(0.68%)		1.18%
American Funds Tax-Exempt Fund of New York® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Average Annual Return, Percent	[1]	4.45%	(0.67%)		0.95%
American Funds Tax-Exempt Fund of New York® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class F-1
Average Annual Return, Percent	[1]	6.14%	0.00%		1.52%
American Funds Tax-Exempt Fund of New York® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class F-2
Average Annual Return, Percent	[1]	6.42%	0.25%		1.73%
American Funds Tax-Exempt Fund of New York® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class F-3
Average Annual Return, Percent	[1]	6.54%	0.36%	2.33%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class A(without sales charge)
Average Annual Return, Percent	[1]	6.24%	0.08%		1.57%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class C(without sales charge)
Average Annual Return, Percent	[1]	5.45%	(0.67%)		0.95%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	5.27%	0.51%	2.43%	1.95%
Bloomberg New York Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Index
Average Annual Return, Percent	[3]	5.57%	0.47%	2.28%	1.82%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.